                         THE FULCRUM TRUST (THE "TRUST")

                        SUPPLEMENT EFFECTIVE JULY 1, 1999
                                       TO
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                DATED MAY 1, 1999


                     -------------------------------------

The following information is added on page 21 of the SAI under the section entitled, "MANAGEMENT OF THE TRUST", "TRUSTEES AND OFFICERS" and the information regarding David J. Mueller is deleted:

                                                                              PRINCIPAL OCCUPATIONS DURING
         NAME, ADDRESS, AGE             POSITION HELD WITH TRUST              PAST FIVE YEARS
         ------------------             ------------------------              ---------------

         Paul T. Kane (42)              Assistant Vice President, Treasurer   Assistant Vice President, First Allmerica
         440 Lincoln Street             (Principal Accounting Officer)        Financial Life Insurance Company, since
         Worcester, MA 01653                                                  June 1999; Vice President/Treasurer
                                                                              of Tax and Financial Services, BISYS Fund
                                                                              Services, 1997-1999; Director of
                                                                              Shareholder Reporting, Fidelity
                                                                              Investments, 1992-1997

         Daniel J. Mahoney (33)         Assistant Treasurer                   Investment Analyst, Allmerica Financial
         440 Lincoln Street                                                   Investment Management Services, Inc.,
         Worcester, MA 01653                                                  1998-present; Manager, Separate
                                                                              Accounting, First Allmerica Financial
                                                                              Life Insurance Company, 1994-1997;
                                                                              Manager, International Mutual Funds
                                                                              Accounting/Custody Operations, State
                                                                              Street Bank & Trust, 1992-1993

                     -------------------------------------

The first sentence in the fifth paragraph on page 23 of the SAI under the section entitled, "INVESTMENT MANAGEMENT AND OTHER SERVICES", is amended to read as follows:

         AFIMS, First Allmerica and Allmerica Financial Life are direct or indirect wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica.

                     -------------------------------------

The second sentence in the third full paragraph on page 24 of the SAI under the section entitled, "INVESTMENT MANAGEMENT AND OTHER SERVICES", is amended to read as follows:

         AAM is a direct, wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").